Fair Value Measurements - Change in the Fair Value of the Warrant Liabilities (Details) - USD ($)	5 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Change in fair value of warrant liabilities		$ (1,120,738)	$ (1,332,022)
Fair value	Change in fair value of warrant liabilities		Change in fair value of warrant liabilities
Private Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Warrant liability at beginning of period	$ 0		$ 1,667,262
Initial measurement	2,788,000		0
Change in fair value of warrant liabilities	(1,120,738)		(1,332,022)
Warrant Liability at end of period	$ 1,667,262	$ 1,667,262	335,240
PIPE Derivative Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Initial measurement			1,108,709
Change in fair value of warrant liabilities			(43,412)
Warrant Liability at end of period			$ 1,065,297